9. Prepaid expenses and other current assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for deposit and prepayment for acquisitions	$ 16,925	$ 16,500
Amount recovered	54	370
Provision for other deposits and prepayments	3,536	1,445
Provision for receivable from Group's executives and employees	6,059	6,059
Provision for other receivables	13,635	9,639
Provision for others	0	426
Provision for doubtful recoveries accrual	7,978	7,964
Payable to PRC [Member]
Provision for receivable from Group's executives and employees	9,140	9,140
IIT liabilities [Member]
Provision for receivable from Group's executives and employees	0	6,059
Guo Dian [Member]
Provision for deposit and prepayment for acquisitions	3,228	3,313
Guo Dian [Member] | Provision for Doubtful Recoveries [Member]
Provision for deposit and prepayment for acquisitions	3,228	3,025
All Zip Roofing [Member]
Provision for deposit and prepayment for acquisitions	3,492	3,272
RE Capital [Member]
Provision for deposit and prepayment for acquisitions	$ 8,032	$ 8,334